FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENT
Convertible bonds payable fair value	¥ 3,683,816	¥ 2,448,646
Fair Value, Measurements, Recurring
FAIR VALUE MEASUREMENT
Liability measured at fair value		¥ 10,759